Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Active Commodities Strategy Fund, Inc.
Prospectus Date	rr_ProspectusDate	Aug. 15, 2015
Document Creation Date	dei_DocumentCreationDate	Aug. 13, 2015